Document and Entity Information	Oct. 21, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001563577
Document Type	8-K
Document Period End Date	Oct. 21, 2025
Entity Registrant Name	GALERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39114
Entity Tax Identification Number	46-1454898
Entity Address, Address Line One	101 Lindenwood Drive
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	725-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GRTX
Entity Emerging Growth Company	true
Entity Ex Transition Period	true